S-K 1603(a)(9) Restrictions on Selling Securities - SLG SPAC Fund LLC [Member]	Oct. 21, 2026
Common Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	One year from Closing
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Certain customary permitted transfers, including transfers to certain affiliates, members, partners, family members, or for estate planning purposes.Additionally, the transfer restrictions will expire if, after 180 days from Closing, the VWAP of ZincFive Common Stock equals or exceeds $12.00 per share (as such amount may be adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for 20 of 30 consecutive trading days commencing 180 days after the date the Resale Registration Statement initially becomes effectiveThe ZincFive Board may also determine to waive, amend, or repeal the transfer restrictions in its sole discretion.
Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after Closing
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Certain customary permitted transfers, including transfers to certain affiliates, members, partners, family members, or for estate planning purposes.